FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of swap in asset position	$ 16,455
Fair value of swap in short-term liabilities	1,550
Fair value of swap in long-term asset	18,005
Fair value of swap in liability position (short term)		$ 67
Effective portion of unrealized gains recorded in OCI	2,758	202
Effect of hedge on operations	11,654	915
Amount of loss expected to be reclassified into earnings currently recorded as other comprehensive income, as a result of the maturity of currently held forward exchange contracts	1,500
Long term bank deposit amount	12,500	12,500
Tower US Holdings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liability face amount	48,000
Fair value of derivative liabilities	169
TPSCo [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liability face amount		36,000
Fair value of derivative liabilities		682
Tower and Jazz Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debentures	345,000	245,000
Carrying amount	182,000	163,000
Fair value liability face amount	18,000	96,000
Fair value of derivative liabilities		$ 294
Fair value of derivative assets	$ 24